CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (USD $) In Millions, except Share data in Thousands, unless otherwise specified		Total	Common Shares Outstanding	Preferred Stock	Additional Paid-In Capital	Reserve for ESOP Debt Retirement	Accumulated Other Comprehensive Income (loss)	Treasury Stock	Retained Earnings	Noncontrolling Interest
BEGINNING BALANCE at Jun. 30, 2008		$ 69,784	$ 4,002	$ 1,366	$ 60,307	$ (1,325)	$ 3,746	$ (47,588)	$ 48,986	$ 290
BEGINNING BALANCE (in shares) at Jun. 30, 2008			3,032,717
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net earnings		13,522							13,436	86
Other comprehensive income:
Financial statement translation		(6,151)					(6,151)
Hedges and investment securities, net of $711 in 2011, $520 in 2010, and $452 in 2009 tax		748					748
Defined benefit retirement plans, net of $302 in 2011, $465 in 2010 and $879 in 2009 tax		(1,701)					(1,701)
Total comprehensive income		6,418
Cumulative impact for adoption of new accounting guidance	[1]	(84)							(84)
Dividends to shareholders:
Common		(4,852)							(4,852)
Preferred dividends, net of tax benefits		(192)							(192)
Treasury purchases (in shares)			(98,862)
Treasury purchases		(6,370)						(6,370)
Employee plan issuances (in shares)			16,841
Employee plan issuances		1,237	5		804			428
Preferred stock conversions (in shares)			4,992
Preferred stock conversions		0		(42)	7			35
Shares tendered for Folgers coffee subsidiary (in shares)		(38,700)	(38,653)
Shares tendered for Folgers coffee subsidiary		(2,466)						(2,466)
ESOP debt impacts		0				(15)			15
Noncontrolling interest		(93)								(93)
ENDING BALANCE at Jun. 30, 2009		63,382	4,007	1,324	61,118	(1,340)	(3,358)	(55,961)	57,309	283
ENDING BALANCE (in shares) at Jun. 30, 2009			2,917,035
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net earnings		12,846							12,736	110
Other comprehensive income:
Financial statement translation		(4,194)					(4,194)
Hedges and investment securities, net of $711 in 2011, $520 in 2010, and $452 in 2009 tax		867					867
Defined benefit retirement plans, net of $302 in 2011, $465 in 2010 and $879 in 2009 tax		(1,137)					(1,137)
Total comprehensive income		8,382
Dividends to shareholders:
Common		(5,239)							(5,239)
Preferred dividends, net of tax benefits		(219)							(219)
Treasury purchases (in shares)			(96,759)
Treasury purchases		(6,004)						(6,004)
Employee plan issuances (in shares)			17,616
Employee plan issuances		1,191	1		574			616
Preferred stock conversions (in shares)			5,579
Preferred stock conversions		0		(47)	7			40
ESOP debt impacts		17				(10)			27
Noncontrolling interest		(71)			(2)					(69)
ENDING BALANCE at Jun. 30, 2010		61,439	4,008	1,277	61,697	(1,350)	(7,822)	(61,309)	64,614	324
ENDING BALANCE (in shares) at Jun. 30, 2010			2,843,471
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net earnings		11,927							11,797	130
Other comprehensive income:
Financial statement translation		6,493					6,493
Hedges and investment securities, net of $711 in 2011, $520 in 2010, and $452 in 2009 tax		(1,178)					(1,178)
Defined benefit retirement plans, net of $302 in 2011, $465 in 2010 and $879 in 2009 tax		453					453
Total comprehensive income		17,695
Dividends to shareholders:
Common		(5,534)							(5,534)
Preferred dividends, net of tax benefits		(233)							(233)
Treasury purchases (in shares)			(112,729)
Treasury purchases		(7,039)						(7,039)
Employee plan issuances (in shares)			29,729
Employee plan issuances		1,735	0		702			1,033
Preferred stock conversions (in shares)			5,266
Preferred stock conversions		0		(43)	6			37
ESOP debt impacts		31				(7)			38
Noncontrolling interest		(93)			0					(93)
ENDING BALANCE at Jun. 30, 2011		$ 68,001	$ 4,008	$ 1,234	$ 62,405	$ (1,357)	$ (2,054)	$ (67,278)	$ 70,682	$ 361
ENDING BALANCE (in shares) at Jun. 30, 2011			2,765,737

[1]	Cumulative impact of adopting new accounting guidance relates to split-dollar life insurance arrangements.